SHAREHOLDERS' EQUITY (DEFICIT) (Q1)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
SHAREHOLDERS' EQUITY (DEFICIT)
NOTE 14 – SHAREHOLDERS’ EQUITY (DEFICIT)
On December 1, 2023, the Company filed its Second Amended and Restated Articles of Incorporation with the State of Delaware. Our Certificate of Incorporation authorizes the issuance of 81,000,000 shares, consisting of 80,000,000 shares of Class A Common Stock, $0.0001 par value per share, and 1,000,000 shares of Preferred Stock, $0.0001 par value per share. The outstanding shares of Common Stock are duly authorized, validly issued, fully paid and non-assessable.
Preferred Stock
No shares of preferred stock have been issued as of March 31, 2024 and December 31, 2023.
Stock Options - Equity Incentive Plans
Summary of the 2021 Plan (“2021 Plan”)
The 2021 Plan became effective on August 13, 2021, and will remain in effect until August 12, 2031, unless terminated earlier by the Board. As of the effective date of the business combination, each then-outstanding unexercised option (whether vested or unvested) to purchase shares of Legacy Volato Common Stock granted under the 2021 Plan was assumed by Volato Group and was converted into a stock option (a “Volato Group option”) to acquire shares of Class A Common Stock of Volato Group, par value $0.0001 per share, in accordance with the business combination agreement. No shares remained available for the grant of awards.
Summary of the 2023 Plan (“2023 Plan”)
The 2023 plan was approved at the special meeting of the shareholders of the Company on November 28, 2023.
The 2023 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options) stock appreciation rights, restricted stock, restricted stock units, performance-based awards, and other stock- and cash-based awards. The Company has reserved a pool of shares of Common Stock for issuance pursuant to awards under the 2023 Plan equal to 5,608,690 shares.
Stock option activity for the periods presented is as follows (in thousands, except per share value):

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	2,369,169	$1.43	8.8	$6.8
Granted	—	$—	—
Cancelled	(36,748)	$3.80	—
Exercised	(43,262)	$0.13	—
Outstanding at March 31, 2024	2,289,159	$1.34	8.5	$6.6
Exercisable as of March 31, 2024	1,924,903	$0.24		—
The aggregate intrinsic value represents the difference between the exercise price and the fair value of the shares underlying common stock.
The Black-Scholes option pricing model is used by the Company to determine the weighted-average fair value of share-based payments. The Company’s recognizes forfeitures as they occur. There were no stock options issued in the three months ended March 31, 2024.
Stock based compensation expense was $83 thousand and $8 thousand for the three months ended March 31, 2024 and 2023, respectively.
Warrants
As of March 31, 2024, there were 13,800,000 public warrants and 15,226,000 private placement warrants issued and outstanding.
Private placement warrants
Simultaneously with the closing of the Initial Public Offering by PACI in 2021, the Company f/k/a Proof Acquisition Corp I consummated the private placement of 15,226,000 private placement warrants at a price of $1.00 per private placement warrant to the sponsor and Blackrock. Each private placement warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. Such private warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by the Company. The private warrants are all exercisable as of March 31, 2024. There was no activity during the period ended March 31, 2024.
Public warrants
Pursuant to the Initial Public Offering by PACI in 2021, the Company sold 27,600,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant. Each whole public warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A majority of the shares were redeemed before the merger transaction, but the warrants remain. As a result, there are 13,800,000 warrants outstanding as of March 31, 2024.
The public warrants will become exercisable on the later of (a) 30 days after the completion of a business combination and (b) 12 months from the closing of the Initial Public Offering. The public warrants will expire five years after the completion of a business combination or earlier upon redemption or liquidation. The public warrants are all exercisable as of March 31, 2024. There was no activity during the period ended March 31, 2024.

NOTE 17 – SHAREHOLDERS’ EQUITY (DEFICIT)
On December 1, 2023, the Company filed its Second Amended and Restated Articles of Incorporation with the State of Delaware. Our Certificate of Incorporation authorizes the issuance of 81,000,000 shares, consisting of 80,000,000 shares of Class A Common Stock, $0.0001 par value per share, and 1,000,000 shares of Preferred Stock, $0.0001 par value per share. The outstanding shares of Common Stock are duly authorized, validly issued, fully paid and non-assessable.
The Company has authorized stock which have been designated as follows:
	Number of Shares Authorized	Number of Shares Outstanding As of December 31, 2023	Par Value
Class A Common Stock	80,000,000	28,043,449	$0.0001
Preferred Stock	1,000,000	0	$0.0001
Preferred Stock
No shares of preferred stock have been issued as of December 31, 2023 and 2022.
Class A Common Stock
Conversion of preferred stock shares (Series Seed, Series A-1, Series A-2 and Series A-3) into the Company’s Class A Common Stock.
Series Seed Preferred Stock (Legacy Volato)
Legacy Volato issued an aggregate of 3,981,236 series seed shares of preferred stock for total purchase price of $4.585 million, of which $4.585 million was funded up to the business combination. During the year ended December 31, 2023, the Company collected the remaining $15 thousand owed towards the purchase price, which was reported as stock subscription receivable as of December 31, 2022.
Following the effective date of the business combination, Legacy Volato converted the 3,981,236 shares of Series Seed Preferred into 4,041,282 shares of Class A Common Stock of Volato Group, Inc. There was no other activity during the years ended December 31, 2023 and 2022.
Series A-1 Preferred Stock (Legacy Volato)
During the year ended December 31, 2023, the Company issued 2,411,087 shares of Series A-1 for a total cash consideration of $24.2 million.
Following the business combination, the Company converted its 2,411,087 shares of Series A-1 preferred stock issued and outstanding into 2,447,453 shares of Class A Common Stock of Volato Group, Inc. based on an exchange ratio of 1.01508.
Series A-2 Preferred Stock (Legacy Volato)
During the year ended December 31, 2023, the Company issued 3,327,624 Series A-2 shares of preferred stock from the conversion of the 2022 convertible notes (note 14) in the aggregate principal amount of $19.1 million and $0.8 million of accrued but unpaid interest based on an effective conversion price of $5.9820.
Following the business combination, the Company converted the 3,327,624 shares of Series A-2 preferred stock issued and outstanding into 3,377,812 shares of Class A Common Stock of Volato Group, Inc. based on an exchange ratio of 1.01508.
Series A-3 Preferred Stock (Legacy Volato)
During the year ended December 31, 2023, the Company issued 2,050,628 Series A-3 shares of preferred stock from the conversion of the 2023 convertible notes (note 14) in the aggregate principal amount of $18.4 million and $0.1 million of accrued but unpaid interest based on an effective conversion price of $9.00.
Following the business combination, the Company converted the 2,050,628 shares of Series A-3 preferred stock into 2,081,556 shares of Class A Common Stock of Volato Group, Inc. based on an exchange ratio of 1.01508.
Conversion of PACI Class B Founder Shares into the Company’s Class A common stock
The shares of Class B common stock automatically converted into Class A common stock at the time of the closing of the business combination. Upon the business combination, the Company converted 6,883,579 shares of Class B common stock into an equivalent number of the Company’s shares of Class A common stock.
Conversion of PACI Class A Public Shares into the Company’s Class A common stock.
The Company converted 1,767,390 shares of non-redeemed PACI public shares into an equivalent number of Shares of Class A Common Stock of the Company following the business combination.
Stock Options - Equity Incentive Plans
Summary of the 2021 Plan (“2021 Plan”)
As of the effective date of the business combination, each then-outstanding unexercised option (whether vested or unvested) to purchase shares of Legacy Volato Common Stock granted under the 2021 Plan was assumed by Volato Group and shall be converted into a stock option (a “Volato Group option”) to acquire shares of Class A Common Stock of Volato Group, par value $0.0001 per share, in accordance with the business combination agreement.
The 2021 Plan became effective on August 13, 2021, and will remain in effect until August 12, 2031, unless terminated earlier by the Board. The 2021 Plan was amended and restated in connection with the assumption by PACI to reflect the effect of the business combination agreement by modifying eligibility (employees and consultants of Volato Group, Inc.), to reflect PACI’s assumption of the 2021 Plan, to clarify that Common Stock will be issued under the 2021 Plan, and to adjust the number of shares issuable under the 2021 Plan by the exchange ratio of 1.01508.
No awards were granted or will be granted under the 2021 Plan after the 2023 Plan Effective Date. Awards granted under the 2021 Plan that will be outstanding on the 2023 Plan Effective Date will be accelerated or continued in accordance with their terms subject to vesting schedules pursuant to the applicable restricted stock award agreement or option agreement.
The 2021 Plan authorizes the issuance of 2,724,347 shares (subject to adjustment for anti-dilution purposes), all of which may be issued under the 2021 Plan pursuant to incentive stock options. As of the date of the business combination agreement on December 1, 2023, 2,369,169 shares were subject to outstanding awards, and no shares remained available for the grant of awards.
The balance and activity of all stock options outstanding under the 2021 Plan as of December 31, 2023, and 2022, is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2022	613,463	$0.12	9.6
Granted	1,894,155	$0.14	—
Cancelled	0	$—	—
Exercised	0	$—	—
Outstanding at December 31, 2022	2,507,618	$0.14	9.4
Granted	382,726	$8.21	—
Cancelled	(313,783)	$0.22	—
Exercised	(207,392)	$0.12	—
Outstanding as of December 31, 2023	2,369,169	$1.43	8.8
Exercisable as of December 31, 2023	2,232,117	$0.21
The following table summarizes the range of exercise price, weighted average remaining contractual life (“Life”) and weighted average exercise price (“Price”) for all stock options outstanding as of December 31, 2023:

	Options Outstanding
Exercise Price	Shares	Life (in years)
$0.12	160,856	7.6
$0.14	1,594,962	8.8
$0.16	235,042	8.5
$7.21	76,453	9.3
$8.40	101,778	9.9
$8.52	200,078	9.9
	2,369,169	8.8
The Black-Scholes option pricing model is used by the Company to determine the weighted-average fair value of share-based payments. The weighted average grant date fair value of stock options issued during the year ended December 31, 2023, was $3.81 per share. The Company’s recognizes forfeitures as they occur. The fair value of stock options on the grant date was determined using the following weighted-average assumptions during the year ended December 31, 2023 and 2022:

	For The Year Ending December31,
	2023	2022
Expected term	2-6	5.5-6.3
Expected volatility	30%-71%	30%
Expected dividends	None	None
Risk-free interest rate	3.6%-4.6%	1.9%-4.0%
Forfeitures	None	None
As of December 31, 2023, the unrecognized compensation cost related to non-vested awards was $1.4 million.
Summary of the 2023 Plan (“2023 Plan”)
The 2023 plan was approved at the special meeting of the shareholders of the Company on November 28, 2023. The 2023 Plan provides for the grant of stock options (both incentive stock options and non-qualified stock options) stock appreciation rights, restricted stock, restricted stock units, performance-based awards, and other stock- and cash-based awards. The Company has reserved a pool of shares of Common Stock for issuance pursuant to awards under the 2023 Plan equal to 5,608,690 shares.
Warrants
As of December 31, 2023 and 2022, there were 13,800,000 public warrants (note 4) and 15,226,000 private placement warrants (note 5) issued and outstanding.
Private placement warrants
Simultaneously with the closing of the Initial Public Offering by PACI in 2021, the Company f/k/a Proof Acquisition Corp I consummated the private placement of 15,226,000 private placement warrants at a price of $1.00 per private placement warrant to the sponsor and Blackrock. Each private placement warrant is exercisable for one whole share of Class A common stock at a price of $11.50 per share. Such private warrants will be exercisable for cash or on a cashless basis, at the holder’s option, and will not be redeemable by the Company. The private warrants are all exercisable as of December 31, 2023. There was no activity during the years ended December 31, 2023 and 2022.
Public warrants
Pursuant to the Initial Public Offering by PACI in 2021, the Company sold 27,600,000 Units at a price of $10.00 per Unit. Each Unit consists of one share of Class A common stock and one-half of one redeemable warrant. Each whole public warrant entitles the holder to purchase one share of Class A common stock at a price of $11.50 per share, subject to adjustment. A majority of the shares were redeemed before the merger transaction, but the warrants remain. As a result there are 13,800,000 warrants outstanding as of December 31, 2023.
The public warrants will become exercisable on the later of (a) 30 days after the completion of a business combination and (b) 12 months from the closing of the Initial Public Offering. The public warrants will expire five years after the completion of a business combination or earlier upon redemption or liquidation. The public warrants are all exercisable as of December 31, 2023. There was no activity during the years ended December 31, 2023 and 2022.
The following table is a summary of the Company’s warrant activity during the years ended December 31, 2023 and 2022:
	Warrants	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding as of January 1, 2022	29,026,000	$11.50	5
Granted	0
Cancelled	0
Exercised	0
Outstanding as of December 31, 2022	29,026,000	$11.50	5
Granted	0
Cancelled	0
Exercised	0
Outstanding as of December 31, 2023	29,026,000	$11.50	5
Exercisable as of December 31, 2023	29,026,000